Revenue by Categories (Details) - Schedule of Revenue Recognized from Receipt of Digital Assets - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	$ 273,832	$ 134,237
Revenue recognized in digital assets payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	273,832	134,237
Revenue recognized in US dollars payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets